EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
27.	EVENTS AFTER THE REPORTING PERIOD

On January 10, 2019, the TSXV approved the Company’s agreement with Emerald Health Bioceuticals, Inc. (“EHB”), any entity with common directors, to form Emerald Health Naturals (“EHN”). The Company will invest $5,000,000 for 51% ownership of EHN and EHB will grant EHN the exclusive Canadian distribution rights to EHB’s product line for 49% ownership of EHN.

On January 30, 2019, the Company announced that it had entered into a release, discharge and transaction agreement settling all claims made by Pivot against Verdélite and its former shareholders. The claims relate to a non-binding letter of intent which Verdélite and its former shareholders had previously entered into with Pivot with respect to a potential sale of Verdélite. Pursuant to the settlement, all claims against Verdélite have been discharged without Verdélite making any payment or providing any compensation to Pivot.

On February 13, 2019, the Company announced that Pure Sunfarms had entered into a credit agreement with Bank of Montreal, as agent and lead lender, and Farm Credit Canada, as lender, in respect of a $20 million secured non-revolving term loan (the "Credit Facility"). The Credit Facility, which matures on February 7, 2022, is secured by the Delta 3 Facility, and contains customary financial and restrictive covenants. The Company is not a party to the Credit Facility but has provided a limited guarantee in the amount of $10 million in connection with the Credit Facility.

On March 13, 2019, the Company filed a final short form base shelf prospectus (the “2019 Base Shelf Prospectus”) in, and was receipted by, each of the provinces of Canada. The 2019 Base Shelf Prospectus qualified the issuance and secondary sale of up to $150,000,000 of Common Shares, preferred shares, debt securities, warrants, units or subscription receipts of the Company or a combination thereof from time to time, separately or together, in amounts, at prices and on terms to be determined based on market conditions at the time of the offering and as set out in an accompanying prospectus supplement, during the 25-month period that the 2019 Base Shelf Prospectus remains effective.

On March 27, 2019, the Company filed a prospectus supplement in connection with an at-the-market equity program (“ATM Program”) that it established with GMP Securities L.P. (the “Agent”). In connection with the ATM Program, the Company entered into an equity distribution agreement with the Agent. The ATM Program allows the Company to issue Common Shares from treasury having an aggregate gross sales price of up to $39 million to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the TSXV or on any other marketplace for the Common Shares in Canada. The ATM Program is effective until the earlier of April 13, 2021 or completion of the sale of the maximum amount of shares thereunder. Sales of Common Shares will be made through “at-the-market distributions” as defined in National Instrument 44-102 – Shelf Distributions on the TSXV or on any other existing marketplace for the Common Shares in Canada. The Common Shares will be distributed at the prevailing market prices at the time of the sale and, as a result, prices may vary among purchasers and during the period of distribution.

On April 1, 2019, the Company announced that Pure Sunfarm had exercised its option to acquire from Village Farms International, Inc. (“Village Farms”) a second 1.1 million square foot (25 acre) greenhouse (“Delta 2”) adjacent to Pure Sunfarm’s existing 1.1 million square foot cannabis operation (“Delta 3”) in Delta, BC. The Company has also entered into an agreement with Pure Sunfarms to purchase 25% of its aggregate cannabis production from Delta 3 and Delta 2 in 2020, 2021 and 2022. In accordance with the terms of the Pure Sunfarms joint venture agreement, Village Farms is contributing the Delta 2 facility to the joint venture and the Company has committed to contribute an aggregate of $25 million in cash, of which $2.5 million was contributed at closing and the remainder will be advanced in tranches as needed to cover initial construction costs. Conversion of the Delta 2 facility to cannabis production is estimated to cost approximately $60 million, based on the conversion costs incurred for conversion of the Delta 3 facility. Following the Company’s investment, the remainder of the conversion costs are expected to be funded by cash flow generated by Pure Sunfarms.

Subsequent to the year end, the Company granted an aggregate of 5,383,000 options to purchase Common Shares, to various employees and consultants, at an average exercise price of $4.10 per share. These options vest over three years and expire after five years. The Company also issued an aggregate of 475,000 restricted share units to various employees and consultants, that vest over two years.